Filed pursuant to Rule 497(e)

under the Securities Act of 1933, as amended
Registration File No.: 333-200831

BAILLIE GIFFORD FUNDS

Baillie Gifford China A Shares Growth Fund

Baillie Gifford China Equities Fund

Baillie Gifford Developed EAFE All Cap Fund

Baillie Gifford EAFE Plus All Cap Fund

Baillie Gifford International Alpha Fund

Baillie Gifford International Growth Fund

Baillie Gifford Long Term Global Growth Fund

Supplement dated January 18, 2024 to the Prospectuses and the Statement of Additional
Information (“SAI”), each dated April 28, 2023, as supplemented or revised from time to time.

Baillie Gifford China A Shares Growth Fund and Baillie Gifford China Equities Fund

1.	Effective on or about January 31, 2024, Linda Lin will become a Portfolio Manager for each of Baillie Gifford China A Shares Growth Fund and Baillie Gifford China Equities Fund. Therefore, effective as of that date, the Prospectus for Class K and Institutional Class and the SAI are revised as follows.

The section titled “Management” under “Baillie Gifford China A Shares Growth Fund” in the “Fund Summaries” section of the Prospectus for Class K and Institutional Class is restated in its entirety as follows:

Management

Investment Manager

Baillie Gifford Overseas Limited

Portfolio Managers

Name	Title	Year Commenced Service with the Fund
Sophie Earnshaw	Portfolio Manager	2019
Linda Lin	Portfolio Manager	2024
John MacDougall	Portfolio Manager	2022

The section titled “Management” under “Baillie Gifford China Equities Fund” in the “Fund Summaries” section of the Prospectus for Class K and Institutional Class is restated in its entirety as follows:

Management

Investment Manager

Baillie Gifford Overseas Limited

Portfolio Managers

Name	Title	Year Commenced Service with the Fund
Sophie Earnshaw	Portfolio Manager	2021
Linda Lin	Portfolio Manager	2024

The sections titled “Baillie Gifford China A Shares Growth Fund” and “Baillie Gifford China Equities Fund” under “Investment Teams” in the “Fund Management” section of the Prospectus for Class K and Institutional Class are each revised to add the following information:

Education	Investment Experience
Linda Lin BComm in Accounting and Finance (2007) University of Auckland, New Zealand MSc in Finance and Investment (2011) University of Edinburgh

Ms. Lin is an investment manager in the China Equities team and a decision maker on our All China and China A share strategies. Ms. Lin is also a member of the Long Term Global Growth team. Ms. Lin joined Baillie Gifford in September 2014 and worked in Edinburgh until relocating to Shanghai in 2019 as Head of the Investment Team. Ms. Lin became a partner of Baillie Gifford & Co. in May 2022 and is now based in Edinburgh. Prior to joining Baillie Gifford, Ms. Lin spent four years as a global equity analyst with Aubrey Capital and two years in real estate investment in China. Ms. Lin graduated BComm in Accounting and Finance from the University of Auckland, New Zealand in 2007 and MSc in Finance and Investment from the University of Edinburgh in 2011.

Ms. Lin has been a member of the portfolio management team since 2024.

The section titled “Other Accounts” under “Investment Decisions by Portfolio Managers” in the “Manager” section of the SAI is revised to add the following information:

		Total Assets	Where advisory fee is based on account performance:
Account Type	Total Accounts	in Accounts (US$m)	Accounts	Assets in Accounts (US$m)
Baillie Gifford China A Shares Growth Fund
Linda Lin, as of November 30, 2023*
Registered Investment Companies	0	0	0	0
Other Pooled Investment Vehicles	0	0	0	0
Other Accounts	0	0	0	0
*Ownership of Securities - As of November 30, 2023, Ms. Lin did not beneficially own any shares of Baillie Gifford China A Shares Growth Fund.

		Total Assets	Where advisory fee is based on account performance:
Account Type	Total Accounts	in Accounts (US$m)	Accounts	Assets in Accounts (US$m)
Baillie Gifford China Equities Fund
Linda Lin, as of November 30, 2023*
Registered Investment Companies	0	0	0	0
Other Pooled Investment Vehicles	0	0	0	0
Other Accounts	0	0	0	0
*Ownership of Securities - As of November 30, 2023, Ms. Lin did not beneficially own any shares of Baillie Gifford China Equities Fund.

2.	Effective on or about January 31, 2024, Mike Gush and Roderick Snell will no longer be Portfolio Managers for Baillie Gifford China Equities Fund. The Prospectus for Class K and Institutional Class and the SAI are revised as of that date to remove all references to Mike Gush and Roderick Snell as Portfolio Managers for Baillie Gifford China Equities Fund.

Baillie Gifford Developed EAFE All Cap Fund and Baillie Gifford EAFE Plus All Cap Fund

1.	Effective on or about March 1, 2024, Alex Summers will become a Portfolio Manager for Baillie Gifford Developed EAFE All Cap Fund and Baillie Gifford EAFE Plus All Cap Fund. Therefore, effective as of that date, the Prospectuses and the SAI are revised as follows.

The section titled “Management” under “Baillie Gifford Developed EAFE All Cap Fund” in the “Fund Summaries” in each Prospectus is restated in its entirety as follows:

Management

Investment Manager

Baillie Gifford Overseas Limited

Portfolio Managers

Name	Title	Year Commenced Service with the Fund
Iain Campbell	Portfolio Manager	2014
Sophie Earnshaw	Portfolio Manager	2014
Joe Faraday	Portfolio Manager	2014
Milena Mileva	Portfolio Manager	2022
Stephen Paice	Portfolio Manager	2022
Alex Summers	Portfolio Manager	2024

The section titled “Management” under “Baillie Gifford EAFE Plus All Cap Fund” in the “Fund Summaries” in each Prospectus is restated in its entirety as follows:

Management

Investment Manager

Baillie Gifford Overseas Limited

Portfolio Managers

Name	Title	Year Commenced Service with the Fund
Iain Campbell	Portfolio Manager	2010
Sophie Earnshaw	Portfolio Manager	2014
Joe Faraday	Portfolio Manager	2009
Milena Mileva	Portfolio Manager	2022
Stephen Paice	Portfolio Manager	2022
Alex Summers	Portfolio Manager	2024

The sections titled “Baillie Gifford Developed EAFE All Cap Fund Team” and “Baillie Gifford EAFE Plus All Cap Fund Team” under “Investment Teams” in the “Fund Management” section of each Prospectus are revised to add the following information:

Education	Investment Experience
Alex Summers BBA (First Class Honors) Accounting and Finance University New Brunswick, Canada CFA Charterholder

Mr. Summers is an investment manager in the Emerging Markets Equity Team. Mr. Summers joined Baillie Gifford in 2022, and, prior to joining the firm, worked as a senior investment analyst (Emerging Markets/Asia) at Stewart Investors from 2013. Mr. Summers is a CFA Charterholder and graduated BBA (First Class Honors), in accounting and finance from the University of New Brunswick, Canada.

Mr. Summers has been a member of the portfolio management team since 2024.

The section titled “Other Accounts” under “Investment Decisions by Portfolio Managers” in the “Manager” section of the SAI is revised to add the following information:

		Total Assets	Where advisory fee is based on account performance:
Account Type	Total Accounts	in Accounts (US$m)	Accounts	Assets in Accounts (US$m)
Baillie Gifford Developed EAFE All Cap Fund
Alex Summers, as of November 30, 2023*
Registered Investment Companies	0	0	0	0
Other Pooled Investment Vehicles	0	0	0	0
Other Accounts	2	508	1	477

*Ownership of Securities - As of November 30, 2023, Mr. Summers did not beneficially own any shares of Baillie Gifford Developed EAFE All Cap Fund.

		Total Assets	Where advisory fee is based on account performance:
Account Type	Total Accounts	in Accounts (US$m)	Accounts	Assets in Accounts (US$m)
Baillie Gifford EAFE Plus All Cap Fund
Alex Summers, as of November 30, 2023*
Registered Investment Companies	0	0	0	0
Other Pooled Investment Vehicles	0	0	0	0
Other Accounts	2	508	1	477
*Ownership of Securities - As of November 30, 2023, Mr. Summers did not beneficially own any shares of Baillie Gifford EAFE Plus All Cap Fund.

Baillie Gifford International Alpha Fund

1.	Effective on or about March 1, 2024, Roderick Snell will become a Portfolio Manager for Baillie Gifford International Alpha Fund. Therefore, effective as of that date, the Prospectuses and the SAI are revised as follows.

The section titled “Management” under “Baillie Gifford International Alpha Fund” in the “Fund Summaries” in each Prospectus is restated in its entirety as follows:

Management

Investment Manager

Baillie Gifford Overseas Limited

Portfolio Managers

Name	Title	Year Commenced Service with the Fund
Chris Davies	Portfolio Manager	2021
Jenny Davis	Portfolio Manager	2016
Donald Farquharson	Portfolio Manager	2014
Roderick Snell	Portfolio Manager	2024
Steve Vaughan	Portfolio Manager	2022
Tom Walsh	Portfolio Manager	2018

The section titled “Baillie Gifford International Alpha Fund Team” under “Investment Teams” in the “Fund Management” section of each Prospectus is revised to add the following information:

Education	Investment Experience
Roderick Snell BSC First Class Honours in Medical Biology (2006) University of Edinburgh

Mr. Snell is an investment manager in the Emerging Markets Equity Team. Mr. Snell joined Baillie Gifford in 2006 and became a partner of the firm in 2023. Mr. Snell has managed the Baillie Gifford Pacific Fund since 2010 and the Pacific Horizon Investment Trust since 2021 (having been deputy since 2013). Since March 2020, Mr. Snell has also been a manager on the China Strategy. Prior to joining the Emerging Markets Equity team in 2008, he also spent time in the UK and European Equity Teams. Mr. Snell graduated BSc (Hons) in medical biology from the University of Edinburgh in 2006.

Mr. Snell has been a member of the portfolio management team since 2024.

The section titled “Other Accounts” under “Investment Decisions by Portfolio Managers” in the “Manager” section of the SAI is revised to add the following information:

		Total Assets	Where advisory fee is based on account performance:
Account Type	Total Accounts	in Accounts (US$m)	Accounts	Assets in Accounts (US$m)
Baillie Gifford International Alpha Fund
Roderick Snell, as of November 30, 2023*
Registered Investment Companies	2	364	0	0
Other Pooled Investment Vehicles	9	5,789	0	0
Other Accounts	9	6,943	1	2,015
*Ownership of Securities - As of November 30, 2023, Mr. Snell did not beneficially own any shares of Baillie Gifford International Alpha Fund.

2.	Effective on or about March 1, 2024, Andrew Stobart will no longer be a Portfolio Manager for Baillie Gifford International Alpha Fund. The Prospectuses and the SAI are revised as of that date to remove all references to Andrew Stobart as a Portfolio Manager for Baillie Gifford International Alpha Fund.

Baillie Gifford International Growth Fund

1.	Effective on or about January 31, 2024, Robert Wilson will become a Portfolio Manager for Baillie Gifford International Growth Fund. Therefore, effective as of that date, the Prospectuses and the SAI are revised as follows.

The section titled “Management” under “Baillie Gifford International Growth Fund” in the “Fund Summaries” in each Prospectus are restated in their entirety as follows:

Management

Investment Manager

Baillie Gifford Overseas Limited

Portfolio Managers

Name	Title	Year Commenced Service with the Fund
Julia Angeles	Portfolio Manager	2017
Lawrence Burns	Portfolio Manager	2012
Thomas Coutts	Portfolio Manager	2008
Brian Lum	Portfolio Manager	2015
Robert Wilson	Portfolio Manager	2024

The section titled “Baillie Gifford International Growth Fund Team” under “Investment Teams” in the “Fund Management” section of each Prospectus is revised to add the following information:

Education	Investment Experience
Robert Wilson MA (Hons) in Philosophy (2015) University of Cambridge CFA Charterholder

Mr. Wilson is an investment manager in the International Growth Team. Mr. Wilson previously co-managed Baillie Gifford Long Term Global Growth from 2021 to 2023 before joining International Growth and also worked on the Manager’s US, European, Multi-Asset strategies. Mr. Wilson is a CFA Charterholder and joined Baillie Gifford in 2016. Mr. Wilson graduated MA (Hons) in Philosophy from the University of Cambridge before winning a Mellon Fellowship at Yale in 2015 and joining Baillie Gifford the year after.

Mr. Wilson has been a member of the portfolio management team since 2024.

The section titled “Other Accounts” under “Investment Decisions by Portfolio Managers” in the “Manager” section of the SAI is revised to add the following information:

		Total Assets	Where advisory fee is based on account performance:
Account Type	Total Accounts	in Accounts (US$m)	Accounts	Assets in Accounts (US$m)
Baillie Gifford International Growth Fund
Robert Wilson, as of November 30, 2023*
Registered Investment Companies	1	615	0	0
Other Pooled Investment Vehicles	6	7,176	0	0
Other Accounts	74	33,144	2	929
*Ownership of Securities - As of November 30, 2023, Mr. Wilson did not beneficially own any shares of Baillie Gifford International Growth Fund.

Baillie Gifford Long Term Global Growth Fund

1.	Effective on or about January 31, 2024, Robert Wilson will no longer be a Portfolio Manager for Baillie Gifford Long Term Global Growth Fund. The Prospectuses and the SAI are revised as of that date to remove all references to Robert Wilson as a Portfolio Manager for Baillie Gifford Long Term Global Growth Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE